Earnings Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Common Share [Abstract]
Net income	$ 3,061,110	$ 3,443,569
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common stockholders	$ 2,877,687	$ 3,260,146
Weighted average common shares outstanding (in shares)	3,549,665	3,544,057
Effect of dilutive securities [Abstract]
Options (in shares)	0	1,916
Convertible preferred stock (Series A and D) (in shares)	633,935	633,935
Weighted average common shares outstanding, diluted (in shares)	4,183,600	4,179,908
Basic earnings per common share (in dollars per share)	$ 0.81	$ 0.92
Diluted earnings per common share (in dollars per share)	$ 0.73	$ 0.82
Shares of common stock available (in shares)	22,187	22,187	41,190
Shares in the money (in shares)	0	22,187